Dreyfus
      Institutional Preferred
      Money Market Fund

      ANNUAL REPORT March 31, 2003



The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter to Shareholders

                             5   Statement of Investments

                             9   Statement of Assets and Liabilities

                            10   Statement of Operations

                            11   Statement of Changes in Net Assets

                            12   Financial Highlights

                            13   Notes to Financial Statements

                            16   Report of Independent Auditors

                            17   Proxy Results

                            18   Board Members Information

                            20   Officers of the Fund

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                          Dreyfus Institutional
                                                    Preferred Money Market Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Institutional Preferred Money Market Fund for the 12-month period ended March 31, 2003. During the reporting period, the fund produced a yield of 1.65% which, taking into account the effects of compounding, created an effective yield of 1.67%.(1)

The Economy

When the reporting period began in April 2002, investors were looking forward to a resumption of more robust economic growth. In 2001, before the reporting period began, the Federal Reserve Board (the "Fed" ) had implemented 11 interest-rate reductions to stimulate economic growth, driving the benchmark federal funds rate to 1.75%, a 40-year low. At the time, many investors expected that the Fed would begin raising interest rates later in 2002. The Fed had fueled such speculation in March when it shifted from an accommodative bias to a neutral one, suggesting that the risks of recession and inflation were evenly balanced. In fact, GDP growth for the first quarter of 2002 came in at a robust 5.0% annualized rate.

During 2002's second quarter, it soon became apparent that the recovery was weaker and more uneven than most investors had hoped. Jobless claims increased in May, and consumers began to spend at a slower rate. This caused investors to push back their expectations of the timing of eventual rate hikes. The economic growth rate for the second quarter of 2002 declined to just 1.3%.

During the summer of 2002, economic indicators were mixed. For example, the unemployment rate and manufacturing activity rose in June and then fell in July. Historically low interest rates continued to spur mortgage-refinancing activity, putting cash in consumers' pockets. However, corporate spending remained weak, and the stock market remained volatile. Ultimately, negative influences overshadowed positive ones, as corporate scandals, weaker corporate earnings, an uncertain consumer and heightened international tensions took their toll. As a result, at its August meeting the Fed shifted its bias to a more accommodative stance.

Economic weakness continued to prevail in the fall. The economy lost jobs in September, and a key index of manufacturing output suggested continuing weakness. In October, consumer confidence dropped to a nine-year low, and the unemployment rate rose along with jobless claims. The stock market continued its decline, reaching its lowest levels of the reporting period, and the third quarter's annualized GDP growth rate of 4% was weaker than anticipated.

In early November, the Fed implemented its first and only interest-rate reduction of 2002, cutting the federal funds rate by a larger than expected 50 basis points. In comments explaining the move, the Fed suggested that the economy had reached a "soft spot" because of war fears and corporate scandals. After the Fed took action, the economy showed some signs of improvement. While the labor market remained weak, retail sales in November came in higher than most analysts had expected, and the stock market rallied. In addition, consumer confidence improved during December. Nonetheless, the fourth quarter's GDP growth rate fell to an estimated annualized rate of just 0.7%. Overall, the U.S. economy was estimated to have grown 2.4% in 2002.

During the first quarter of 2003, the economy continued to send mixed signals. Home sales rose in January, but consumer confidence fell below the low it had established in October, hovering near a 10-year low. Manufacturing expanded in January but fell in February. Personal incomes rose, but stock prices fell. For its part, the Fed has kept the federal funds rate unchanged at 1.25%.

At its March 2003 meeting, the Fed declined to commit to a position on the risks pertaining to the economy. It stressed at the time


                                                                The Fund

LETTER TO SHAREHOLDERS (CONTINUED)

that the uncertainty regarding the war with Iraq was so great that it could not adequately assess the economic risks. Nonetheless, the market's focus appeared to shift closer to hopeful expectations of a quick resolution to the war, causing money market yields to rise at the longer end of the curve. The money markets also saw greater issuance of commercial paper and bank products. At the same time, many investors continued to hold steady and did not make major commitments to longer-term investments.

Market Environment/Portfolio Focus

Despite the war's quick resolution, we believe that questions remain about the economy's strength and whether consumers will continue to support the economic recovery. In our current view, these questions are likely to keep the market volatile and cautious.

The fund ended the reporting period with a weighted average maturity that was longer than its peer group average, reflecting our efforts to seek competitive yields even though short-term interest rates have remained near historical lows. We will continue to monitor the situation, including looking for a resolution of prevailing geopolitical tensions and credible signs of sustained economic strength.



    Patricia A. Larkin

    Senior Portfolio Manager

April 15, 2003

New York, N.Y.

(1) EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR THE U.S. GOVERNMENT. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.



STATEMENT OF INVESTMENTS

March 31, 2003

                                                                                              Principal
NEGOTIABLE BANK CERTIFICATES OF DEPOSIT--39.3%                                                Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------
BNP Paribas (London)
   2.00%, 7/22/2003                                                                          75,000,000               75,012,502

BNP Paribas (Yankee)
   1.30%, 3/10/2004                                                                         250,000,000  (a)         249,976,315

Bayerische Landesbank Girozentrale (London)
   1.30%, 6/19/2003                                                                          50,000,000               50,007,538

Canadian Imperial Bank of Commerce (Yankee)
   1.27%, 6/23/2003                                                                          94,000,000  (a)          93,990,348

Canadian Imperial Bank of Commerce (Yankee)
   1.30%, 7/14/2003                                                                         200,000,000              200,000,000

Citibank N.A.
   1.25%, 5/5/2003                                                                          100,000,000              100,000,000

Credit Agricole Indosuez S.A. (Yankee)
   1.30%, 10/22/2003                                                                        200,000,000  (a)         200,000,000

Credit Lyonnais N.A. Inc. (London)
   1.25%, 9/8/2003                                                                          100,000,000              100,006,624

Credit Lyonnais N.A. Inc. (Yankee)
   1.25%, 9/8/2003                                                                          200,000,000              200,000,000

Deutsche Bank AG (London)
   1.35%, 5/21/2003                                                                         200,000,000              200,000,000

HBOS Treasury Services PLC (London)
   1.30%--1.31%, 4/9/2003--7/7/2003                                                         325,000,000              325,016,897

Landesbank Baden-Wuerttemberg (London)
   1.31%, 4/8/2003                                                                           35,000,000               35,000,000

Norddeutsche Landesbank Girozentrale (London)
   1.31%, 4/8/2003--4/9/2003                                                                250,000,000              250,000,000

Nordea Bank Finland PLC (Yankee)

   2.00%, 4/11/2003                                                                         200,000,000              200,000,000

Nordea Bank Finland PLC (Yankee)
   1.31%, 1/14/2004                                                                         200,000,000  (a)         200,000,000

Societe Generale (Yankee)
   1.30%--1.31%, 2/13/2004--3/8/2004                                                        350,000,000  (a)         349,968,401

Svenska Handelsbanken (Yankee)
   1.30%, 7/7/2003                                                                          250,000,000              250,006,692

Swedbank (Yankee)
   1.27%, 1/21/2004--1/22/2004                                                              240,000,000  (a)         239,990,165

UniCredito Italiano SpA (London)
   1.30%--1.32%, 4/7/2003--7/23/2003                                                        300,000,000              300,000,166

Westdeutsche Landesbank Girozentrale (Yankee)
   1.32%, 3/8/2004                                                                          150,000,000  (a)         150,000,000

TOTAL NEGOTIABLE BANK CERTIFICATES OF DEPOSIT
   (cost $3,768,975,648)                                                                                           3,768,975,648

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                              Principal
COMMERCIAL PAPER--21.4%                                                                       Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Abbey National North America
   1.41%, 4/1/2003                                                                          100,000,000              100,000,000

Alliance & Leicester PLC
   1.31%, 7/7/2003                                                                          100,000,000               99,649,722

Credit Lyonnais N.A. Inc.
   1.25%, 7/9/2003                                                                          100,000,000               99,656,250

Den Norske Bank ASA
   1.65%, 5/9/2003                                                                          100,000,000               99,827,944

Depfa Bank PLC
   1.21%, 6/19/2003                                                                         100,000,000               99,735,569

Eurohypo AG
   1.21%, 4/11/2003--4/14/2003                                                              160,000,000              159,932,106

General Electric Capital Corp.
   1.38%, 6/5/2003                                                                          200,000,000              199,505,278

ING U.S. Funding LLC
   1.39%, 6/4/2003                                                                          100,000,000               99,754,667

Morgan Stanley & Co. Inc.
   1.27%, 4/10/2003--4/28/2003                                                              200,000,000              199,911,100

Nationwide Building Society
   1.30%, 7/14/2003                                                                         200,000,000              199,254,668

Norddeutsche Landesbank Luxembourg S.A.
   1.30%, 4/9/2003                                                                           50,000,000               49,985,556

Spintab AB
   1.31%, 5/15/2003                                                                         100,000,000               99,841,111

UBS Finance Delaware LLC
   1.39%, 4/1/2003                                                                          450,000,000              450,000,000

Westdeutsche Landesbank Girozentrale
   1.31%, 6/13/2003                                                                          94,900,000               94,649,833

TOTAL COMMERCIAL PAPER
   (cost $2,051,703,804)                                                                                           2,051,703,804
------------------------------------------------------------------------------------------------------------------------------------

CORPORATE NOTES--5.3%
------------------------------------------------------------------------------------------------------------------------------------

Abbey National Treasury Services PLC
   1.32%, 9/30/2003                                                                         200,000,000  (a)         199,965,096

Sigma Finance Inc.
   1.34%--1.37%, 5/12/2003--7/10/2003                                                       210,000,000  (a,b)       209,999,500


                                                                                              Principal

CORPORATE NOTES (CONTINUED)                                                                   Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Societe Generale
   1.30%, 2/18/2004                                                                         100,000,000  (a)          99,995,549

TOTAL CORPORATE NOTES
   (cost $509,960,145)                                                                                               509,960,145
------------------------------------------------------------------------------------------------------------------------------------

PROMISSORY NOTES--1.6%
------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Group Inc.

  1.82%--1.95%, 10/10/2003--10/15/2003
   (cost $150,000,000)                                                                      150,000,000  (c)         150,000,000
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM BANK NOTES--11.5%
------------------------------------------------------------------------------------------------------------------------------------

Bank One N.A.
   1.30%, 1/12/2004                                                                         300,000,000  (a)         299,988,240

National City Bank
   1.45%, 11/10/2003                                                                        100,000,000              100,006,104

National City Bank
   1.30%--1.31%, 9/23/2003--1/20/2004                                                       400,000,000  (a)         399,998,578

Rabobank Nederland
   1.31%, 1/23/2004                                                                         100,000,000  (a)          99,989,804

Westdeutsche Landesbank Girozentrale
   1.29%, 9/10/2003                                                                         200,000,000  (a)         199,973,272

TOTAL SHORT-TERM BANK NOTES
   (cost $1,099,955,998)                                                                                           1,099,955,998
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES--2.3%
------------------------------------------------------------------------------------------------------------------------------------

Federal Home Loan Banks, Notes
  1.39%, 3/5/2004
   (cost $225,000,000)                                                                      225,000,000              225,000,000
------------------------------------------------------------------------------------------------------------------------------------

TIME DEPOSITS--18.1%
------------------------------------------------------------------------------------------------------------------------------------

Danske Bank A/S (Grand Cayman)
   1.41%, 4/1/2003                                                                          400,000,000              400,000,000

Dexia Bank (Grand Cayman)
   1.38%, 4/1/2003                                                                          336,000,000              336,000,000


                                                                                                     The Fund


STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                              Principal
TIME DEPOSITS (CONTINUED)                                                                     Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Fifth Third Bank (Grand Cayman)
   1.31%, 4/1/2003                                                                          100,000,000              100,000,000

Kredietbank N.V. (Grand Cayman)
   1.34%, 4/1/2003                                                                          300,000,000              300,000,000

Rabobank Nederland (Grand Cayman)
   1.41%, 4/1/2003                                                                          300,000,000              300,000,000

Sun Trust Bank (Grand Cayman)
   1.31%, 4/1/2003                                                                          300,000,000              300,000,000

TOTAL TIME DEPOSITS
   (cost $1,736,000,000)                                                                                           1,736,000,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $9,541,595,595)                                                            99.5%           9,541,595,595

CASH AND RECEIVABLES (NET)                                                                           .5%              43,157,886

NET ASSETS                                                                                        100.0%           9,584,753,481

(A)  VARIABLE INTEREST RATE--SUBJECT TO PERIODIC CHANGE.

(B)  SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECUTITIES ACT
     OF 1933. THIS SECURITY MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM
     REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT MARCH 31,
     2003, THIS SECURITY AMOUNTED TO $209,999,500 OR 2.2% OF NET ASSETS.

(C)  THESE NOTES WERE ACQUIRED FOR INVESTMENT, NOT WITH THE INTENT TO DISTRIBUTE
     OR SELL. SECURITIES RESTRICTED AS TO PUBLIC RESALE. THESE SECURITIES WERE
     ACQUIRED BETWEEN 10/15/2002 AND 10/16/2002 AT A COST OF $150,000,000. AT
     MARCH 31, 2003, THE AGGREGATE VALUE OF THESE SECURITIES WERE $150,000,000
     REPRESENTING 1.6% OF NET ASSETS AT AMORTIZED COST.


SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF ASSETS AND LIABILITIES

March 31, 2003

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                        9,541,595,595  9,541,595,595

Cash                                                                 27,228,582

Interest receivable                                                  16,775,197

                                                                  9,585,599,374
--------------------------------------------------------------------------------

LIABILITIES ($):

DUE TO THE DREYFUS CORPORATION AND AFFILIATES                           845,893
--------------------------------------------------------------------------------

NET ASSETS ($)                                                    9,584,753,481
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                   9,584,746,344

Accumulated net realized gain (loss) on investments                       7,137
--------------------------------------------------------------------------------

NET ASSETS ($)                                                    9,584,753,481
--------------------------------------------------------------------------------

SHARES OUTSTANDING

(unlimited number of $.001 par value shares of Beneficial Interest authorized) 9,584,746,344

NET ASSET VALUE, offering and redemption price per share ($)               1.00

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF OPERATIONS

Year Ended March 31, 2003

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

 INTEREST INCOME                                                    184,600,102

EXPENSES:

Management fee--Note 2(a)                                            10,539,711

Miscellaneous Expense                                                    61,324

TOTAL EXPENSES                                                       10,601,035

 INVESTMENT INCOME--NET                                             173,999,067
--------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 1(B) ($)                    8,312

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                174,007,379

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF CHANGES IN NET ASSETS

                                                       Year Ended March 31,
                                          --------------------------------------

                                                     2003                  2002
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                        173,999,067           298,295,089

Net realized gain (loss) on investments             8,312                  (609)

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                  174,007,379           298,294,480
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

INVESTMENT INCOME--NET                       (173,999,067)         (298,295,089)
--------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold              63,655,207,111        47,615,929,985

Dividends reinvested                          123,402,479           220,007,512

Cost of shares redeemed                   (63,998,635,536)      (46,886,119,051)

INCREASE (DECREASE) IN NET ASSETS
   FROM BENEFICIAL INTEREST TRANSACTIONS     (220,025,946)          949,818,446

TOTAL INCREASE (DECREASE) IN NET ASSETS      (220,017,634)          949,817,837
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                         9,804,771,115         8,854,953,278

END OF PERIOD                               9,584,753,481         9,804,771,115

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.



                                                                                Year Ended March 31,
                                                ------------------------------------------------------------------------------

                                                    2003             2002             2001             2000             1999
------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA ($):

Net asset value,
   beginning of period                              1.00             1.00             1.00             1.00             1.00

Investment Operations:

Investment income--net                              .017             .033             .063             .054             .053

Distributions:

Dividends from
   investment income--net                          (.017)           (.033)           (.063)           (.054)           (.053)

Net asset value, end of period                      1.00             1.00             1.00             1.00             1.00
------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                    1.67             3.30             6.51             5.48             5.48
------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses
   to average net assets                             .10              .10              .10              .10              .10

Ratio of net investment income
   to average net assets                            1.65             3.23             6.28             5.43             5.31
------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                 9,584,753        9,804,771        8,854,953        4,430,839        1,999,406



SEE NOTES TO FINANCIAL STATEMENTS.


NOTES TO FINANCIAL STATEMENTS

NOTE 1--Significant Accounting Policies:

Dreyfus Institutional Preferred Money Market Fund (the "fund") is a separate diversified series of Dreyfus Institutional Preferred Money Market Funds (the "Company"), which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation. Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the fund's Board of Trustees to represent the fair value of the fund's investments.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the fund receives net earnings credits based on available cash balances left on deposit.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that a net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

At March 31, 2003, the components of accumulated earnings on a tax basis was substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended March 31, 2003 and March 31, 2002, respectively, were all ordinary income.

At March 31, 2003, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).


NOTE 2--Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10 of 1% of the value of the fund's average daily net assets and is payable monthly. The Manager has agreed to pay all of the fund' s expenses except management fee, taxes, interest, brokerage fees and commissions and extraordinary expenses.

(b) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Through December 31, 2002, each Board member who was not an "affiliated person" as defined in the Act received an annual fee of $25,000 and an attendance fee of $4,000 for each in person meeting and $500 for telephone meetings. Effective January 1, 2003, the number of funds in the Fund Group comprising the fund increased, and the annual fee was increased to $60,000 while the attendance fee was increased to $7,500 for each in person meeting. These fees are allocated among the funds in that Fund Group. The Chairman of the Board receives an additional 25% of such compensation. Subject to the Company's Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.

                                                             The Fund

REPORT OF INDEPENDENT AUDITORS

Shareholders and Board of Trustees
Dreyfus Institutional Preferred Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Institutional Preferred Money Market Fund (one of the funds comprising Dreyfus Institutional Preferred Money Market Funds) as of March 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund' s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Institutional Preferred Money Market Fund at March 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with accounting principles generally accepted in the United States.


New York, New York

May 6, 2003



PROXY RESULTS (Unaudited)

The fund held a special meeting of shareholders on December 18, 2002. The proposal considered at the meeting, and the results, are as follows:

                                                         Shares
                                         ---------------------------------------

                                                Voted For  Authority Withheld
                                         ---------------------------------------

To elect additional Board members:

   David W. Burke                           5,609,952,213                   0

   Whitney I. Gerard                        5,609,952,213                   0

   Arthur A. Hartman                        5,609,952,213                   0

   George L. Perry                          5,609,952,213                   0

                                                                     The Fund


BOARD MEMBERS INFORMATION (Unaudited)

JOSEPH S. DIMARTINO (59)

CHAIRMAN OF THE BOARD (1997)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

*    Corporate Director and Trustee

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

*    The Muscular Dystrophy Association, Director

*    Levcor International, Inc., an apparel fabric processor, Director

* Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director

* The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 191

                              --------------

CLIFFORD L. ALEXANDER, JR. (69)

BOARD MEMBER (1997)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* President of Alexander & Associates, Inc., a management consulting firm (January 1981-present)

*    Chairman of the Board of Moody's Corporation (October 2000-present)

* Chairman of the Board and Chief Executive Officer of The Dun and Bradstreet Corporation (October 1999-September 2000)

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

* Wyeth (formerly, American Home Products Corporation), a global leader in pharmaceuticals, consumer healthcare products and animal health products, Director

*    Mutual of America Life Insurance Company, Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 70

                              --------------

LUCY WILSON BENSON (75)

BOARD MEMBER (1997)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* President of Benson and Associates, consultants to business and government (1980-present)

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

*    The International Executive Services Corps., Director

*    Citizens Network for Foreign Affairs, Vice Chairperson

*    Council on Foreign Relations, Member

*    Lafayette College Board of Trustees, Vice Chairperson Emeritus

*    Atlantic Council of the U.S., Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 44


DAVID W. BURKE (67)

BOARD MEMBER (2003)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

*    Corporate Director and Trustee

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

*    John F. Kennedy Library Foundation, Director

*    U.S.S. Constitution Museum, Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 87

                              --------------

WHITNEY I. GERARD (68)

BOARD MEMBER (2003)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

*    Partner of Chadbourne & Parke LLP

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 42

                              --------------

ARTHUR A. HARTMAN (77)

BOARD MEMBER (2003)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

*    Chairman of First NIS Regional Fund (ING/Barings Management) and New Russia
     Fund

*    Advisory Council Member to Barings Vostok

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

*    APCO Associates, Inc., Senior Consultant

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 42

                              --------------

GEORGE L. PERRY (69)

BOARD MEMBER (2003)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

*    Economist and Senior Fellow at Brookings Institution

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

*    State Farm Mutual Automobile Association, Director

*    State Farm Life Insurance Company, Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 42

                              --------------

ONCE ELECTED ALL BOARD MEMBERS SERVE FOR AN INDEFINITE TERM. ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS, INCLUDING THEIR ADDRESS IS AVAILABLE IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION WHICH CAN BE OBTAINED FROM DREYFUS FREE OF CHARGE BY CALLING THIS TOLL FREE NUMBER: 1-800-554-4611.

                                                             The Fund

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, PRESIDENT SINCE MARCH 2000.

     Chairman of the Board, Chief Executive Officer and Chief Operating Officer of the Manager, and an officer of 94 investment companies (comprised of 188 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 57 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, EXECUTIVE VICE PRESIDENT SINCE NOVEMBER 2002.

     Chief Investment Officer, Vice Chairman and a Director of the Manager, and an officer of 94 investment companies (comprised of 188 portfolios) managed by the Manager. Mr. Byers also is an Officer, Director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 49 years old and has been an employee of the Manager since January 2000. Prior to joining the Manager, he served as an Executive Vice President-Capital Markets, Chief Financial Officer and Treasurer at Gruntal & Co., L.L.C.

J. CHARLES CARDONA, EXECUTIVE VICE PRESIDENT SINCE MARCH 2000.

     Vice Chairman and a Director of the Manager, Executive Vice President of the Distributor, President of Dreyfus Institutional Services Division, and an officer of 12 investment companies (comprised of 16 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since February 1981.

MARK N. JACOBS, VICE PRESIDENT SINCE MARCH 2000.

     Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 95 investment companies (comprised of 204 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since June 1977.

STEVEN F. NEWMAN, SECRETARY SINCE MARCH 2000.

     Associate General Counsel and Assistant Secretary of the Manager, and an officer of 95 investment companies (comprised of 204 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since July 1980.

ROBERT R. MULLERY, ASSISTANT SECRETARY SINCE JANUARY 2003.

     Associate General Counsel of the Manager, and an officer of 27 investment companies (comprised of 65 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, ASSISTANT SECRETARY SINCE MARCH 2000.

     Associate General Counsel of the Manager, and an officer of 23 investment companies (comprised of 82 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since October 1990.

MICHAEL A. ROSENBERG, ASSISTANT SECRETARY SINCE MARCH 2000.

     Associate General Counsel of the Manager, and an officer of 93 investment companies (comprised of 200 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since October 1991.


JAMES WINDELS, TREASURER SINCE NOVEMBER 2001.

     Director - Mutual Fund Accounting of the Manager, and an officer of 95 investment companies (comprised of 204 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since April 1985.

MICHAEL CONDON, ASSISTANT TREASURER SINCE MARCH 2000.

     Senior Treasury Manager of the Manager, and an officer of 37 investment companies (comprised of 78 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since August 1984.

KENNETH J. SANDGREN, ASSISTANT TREASURER SINCE NOVEMBER 2001.

     Mutual Funds Tax Director of the Manager, and an officer of 95 investment companies (comprised of 204 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since June 1993.

WILLIAM GERMENIS, ANTI-MONEY LAUNDERING COMPLIANCE OFFICER SINCE  SEPTEMBER
2002.

     Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 90 investment companies (comprised of 199 portfolios) managed by the Manager. He is 32 years old and has been an employee of the Distributor since October 1998. Prior to joining the Distributor, he was a Vice President of Compliance Data Center, Inc

                                                             The Fund

                  For More Information

                        Dreyfus Institutional
                        Preferred Money Market Fund
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        The Bank of New York
                        100 Church Street
                        New York, NY 10286

                        Transfer Agent &
                        Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request
to info@dreyfus.com

ON THE INTERNET  Information
can be viewed online or
downloaded from:

http://www.dreyfus.com

(c) 2003 Dreyfus Service Corporation                                  194AR0303




      Dreyfus
      Institutional Preferred
      Plus Money Market Fund

      ANNUAL REPORT March 31, 2003



The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             5   Statement of Investments

                             7   Statement of Assets and Liabilities

                             8   Statement of Operations

                             9   Statement of Changes in Net Assets

                            10   Financial Highlights

                            11   Notes to Financial Statements

                            14   Report of Independent Auditors

                            15   Proxy Results

                            16   Board Members Information

                            18   Officers of the Fund

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                          Dreyfus Institutional
                                               Preferred Plus Money Market Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Institutional Preferred Plus Money Market Fund for the 12-month period ended March 31, 2003. During the reporting period, the fund produced a yield of 1.58% which, taking into account the effects of compounding, created an effective yield of 1.59% .(1)

The Economy

When the reporting period began in April 2002, investors were looking forward to a resumption of more robust economic growth. In 2001, before the reporting period began, the Federal Reserve Board (the "Fed" ) had implemented 11 interest-rate reductions to stimulate economic growth, driving the benchmark federal funds rate to 1.75%, a 40-year low. At the time, many investors expected that the Fed would begin raising interest rates later in 2002. The Fed had fueled such speculation in March when it shifted from an accommodative bias to a neutral one, suggesting that the risks of recession and inflation were evenly balanced. In fact, GDP growth for the first quarter of 2002 came in at a robust 5.0% annualized rate.

During 2002' s second quarter, it soon became apparent that the recovery was weaker and more uneven than most investors had hoped. Jobless claims increased in May, and consumers began to spend at a slower rate. This caused investors to push back their expectations of the timing of eventual rate hikes. The economic
growth   rate   for   the  second  quarter  of  2002  declined  to  just  1.3%

During the summer of 2002, economic indicators were mixed. For example, the unemployment rate and manufacturing activity rose in June and then fell in July. Historically low interest rates continued to spur mortgage-refinancing activity, putting cash in consumers' pockets. However, corporate spending remained weak, and the stock market remained volatile. Ultimately, negative influences overshadowed positive ones, as corporate scandals, weaker corporate earnings, an uncertain consumer and heightened international tensions took their toll. As a result, at its August meeting the Fed shifted its bias to a more accommodative stance.

Economic weakness continued to prevail in the fall. The economy lost jobs in September, and a key index of manufacturing output suggested continuing weakness. In October, consumer confidence dropped to a nine-year low, and the unemployment rate rose along with jobless claims. The stock market continued its decline, reaching its lowest levels of the reporting period, and the third quarter's annualized GDP growth rate of 4% was weaker than anticipated.

In early November, the Fed implemented its first and only interest-rate reduction of 2002, cutting the federal funds rate by a larger than expected 50 basis points. In comments explaining the move, the Fed suggested that the economy had reached a "soft spot" because of war fears and corporate scandals. After the Fed took action, the economy showed some signs of improvement. While the labor market remained weak, retail sales in November came in higher than most analysts had expected, and the stock market rallied. In addition, consumer confidence improved during December. Nonetheless, the fourth quarter's GDP growth rate fell to an estimated annualized rate of just 0.7%. Overall, the U.S. economy was estimated to have grown 2.4% in 2002.

During the first quarter of 2003, the economy continued to send mixed signals. Home sales rose in January, but consumer confidence fell below the low it had established in October, hovering near a 10-year low. Manufacturing expanded in January but fell in February. Personal incomes rose, but stock prices fell. For its part, the Fed has kept the federal funds rate unchanged at 1.25%.

At its March 2003 meeting, the Fed declined to commit to a position on the risks pertaining to the economy. It stressed at the time that the uncertainty regarding the war with Iraq was so great that it could not adequately assess the economic risks. Nonetheless, the market's focus

                                                                The Fund

DISCUSSION OF FUND PERFORMANCE (CONTINUED)

appeared to shift closer to hopeful expectations of a quick resolution to the war, causing money market yields to rise at the longer end of the curve. The money markets also saw greater issuance of commercial paper and bank products. At the same time, many investors continued to hold steady and did not make major commitments to longer-term investments.

Market Environment/Portfolio Focus

Despite the war's quick resolution, we believe that questions remain about the economy' s strength and whether consumers will continue to support the economic recovery. In our current view, these questions are likely to keep the market volatile and cautious.

The fund ended the reporting period with a weighted average maturity that was longer than its peer group average, reflecting our efforts to seek competitive yields even though short-term interest rates have remained near historical lows. We will continue to monitor the situation, including looking for a resolution of prevailing geopolitical tensions and credible signs of sustained economic strength.



    Patricia A. Larkin

    Senior Portfolio Manager

April 15, 2003

New York, N.Y.

(1) EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR THE U.S. GOVERNMENT. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. YIELD PROVIDED REFLECTS THE ABSORPTION OF FUND EXPENSES BY THE DREYFUS CORPORATION PURSUANT TO AN UNDERTAKING IN EFFECT THAT MAY BE EXTENDED, TERMINATED OR MODIFIED AT ANY TIME. HAD THESE EXPENSES NOT BEEN ABSORBED, THE FUND'S YIELD WOULD HAVE BEEN LOWER.



STATEMENT OF INVESTMENTS

March 31, 2003


                                                                                              Principal
NEGOTIABLE BANK CERTIFICATES OF DEPOSIT--21.5%                                                Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------
ABN-AMRO Bank N.V. (London)
   1.26%, 4/7/2003                                                                           10,000,000               10,000,000

Citibank N.A.
   1.26%, 5/6/2003                                                                           10,000,000               10,000,000

Credit Lyonnais N.A. Inc. (Yankee)
   1.27%, 5/5/2003                                                                           10,000,000               10,000,000

Landesbank Hessen-Thueringen Girozentrale (London)
   1.30%, 7/15/2003                                                                          10,000,000               10,000,290

Wells Fargo Bank N.A.
   1.25%, 4/25/2003                                                                          10,000,000               10,000,000

TOTAL NEGOTIABLE BANK CERTIFICATES OF DEPOSIT
   (cost $50,000,290)                                                                                                 50,000,290
------------------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER--24.9%
------------------------------------------------------------------------------------------------------------------------------------

Barclays U.S. Funding Corp.
   1.25%, 5/9/2003                                                                           10,000,000                9,986,859

Canadian Imperial Holdings Inc.
   1.31%, 4/3/2003                                                                            8,000,000                7,999,420

General Electric Capital Corp.
   1.26%, 5/5/2003                                                                           10,000,000                9,988,100

Norddeutsche Landesbank Girozentrale
   1.26%, 4/23/2003                                                                          10,000,000                9,992,300

Philip Morris Companies
   1.30%, 4/17/2003                                                                          10,000,000                9,994,222

Spintab AB
   1.31%, 5/15/2003                                                                          10,000,000                9,984,111

TOTAL COMMERCIAL PAPER
   (cost $57,945,012)                                                                                                 57,945,012
------------------------------------------------------------------------------------------------------------------------------------

PROMISSORY NOTES--4.3%
------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Group Inc.
  1.70%, 11/24/2003
   (cost $10,000,000)                                                                        10,000,000  (a)          10,000,000
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM BANK NOTES--4.3%
------------------------------------------------------------------------------------------------------------------------------------

Standard Federal Bank
  1.27%, 4/2/2003
   (cost $10,000,000)                                                                        10,000,000               10,000,000

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                              Principal
U.S. GOVERNMENT AGENCIES--45.1%                                                               Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Federal Home Loan Banks, Discount Notes
   1.22%, 4/16/2003                                                                          50,000,000               49,974,583

Federal National Mortgage Association, Discount Notes
   1.23%, 4/9/2003                                                                           50,000,000               49,986,333

Student Loan Marketing Association, Discount Notes
   1.28%, 4/1/2003                                                                            4,642,000                4,642,000

TOTAL U.S. GOVERNMENT AGENCIES
   (cost $104,602,916)                                                                                               104,602,916
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $232,548,218)                                                             100.1%             232,548,218

LIABILITIES, LESS CASH AND RECEIVABLES                                                              (.1%)               (170,876)

NET ASSETS                                                                                        100.0%             232,377,342

(A)  THIS NOTE WAS ACQUIRED FOR INVESTMENT, AND NOT WITH THE INTENT TO
     DISTRIBUTE OR SELL. SECURITY RESTRICTED AS TO PUBLIC RESALE. THIS SECURITY
     WAS ACQUIRED ON 11/4/2002 AT A COST OF $10,000,000. AT MARCH 31, 2003 THE
     VALUE OF THIS SECURITY WAS $10,000,000, REPRESENTING 4.3% OF NET ASSESTS
     AND IS VALUED AT AMORTIZED COST.



SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF ASSETS AND LIABILITIES

March 31, 2003

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                           232,548,218   232,548,218

Interest receivable                                                     169,144

                                                                    232,717,362
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                                10

Cash overdraft due to Custodian                                         340,010

                                                                        340,020
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      232,377,342
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                     232,381,125

Accumulated net realized gain (loss) on investments                      (3,783)
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      232,377,342
--------------------------------------------------------------------------------

SHARES OUTSTANDING

(unlimited number of $.001 par value shares of Beneficial Interest authorized) 232,381,125

NET ASSET VALUE, offering and redemption price per share ($)               1.00

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF OPERATIONS

Year Ended March 31, 2003

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                      2,925,688

EXPENSES:

MANAGEMENT FEE--NOTE 2(A)                                              201,691

Less--reduction in management fee due to
  undertaking--Note 2(a)                                              (201,673)

NET EXPENSES                                                                18

INVESTMENT INCOME--NET                                               2,925,670
--------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 1(B) ($)                  (3,783)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 2,921,887

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF CHANGES IN NET ASSETS

                                                      Year Ended March 31,
                                           -------------------------------------

                                                     2003                 2002
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                          2,925,670                3,161

Net realized gain (loss) on investments            (3,783)                  --

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                    2,921,887                3,161
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

INVESTMENT INCOME--NET                         (2,925,670)              (3,161)
--------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold               3,094,866,292            1,117,804

Dividends reinvested                                1,788                3,161

Cost of shares redeemed                    (2,862,592,881)          (1,117,798)

INCREASE (DECREASE) IN NET ASSETS
   FROM BENEFICIAL INTEREST TRANSACTIONS      232,275,199                3,167

TOTAL INCREASE (DECREASE) IN NET ASSETS       232,271,416                3,167
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                               105,926              102,759

END OF PERIOD                                 232,377,342              105,926

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.




                                                           Year Ended March 31,
                                                 ---------------------------------------

                                                     2003         2002        2001(a)
------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                 1.00         1.00        1.00

Investment Operations:

Investment income--net                               .016         .030        .027

Distributions:

Dividends from investment income--net               (.016)       (.030)      (.027)

Net asset value, end of period                       1.00         1.00        1.00
------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                     1.59         3.08        6.11(b)
------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets               .00(c)       .10         .10(b)

Ratio of net investment income
   to average net assets                             1.45         2.96        6.04(b)

Decrease reflected in above expense ratios
   due to undertakings by The Dreyfus Corporation     .10           --          --
------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)             232,377          106         103

(A) FROM OCTOBER 16, 2000 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 2001.

(B) ANNUALIZED.

(C) AMOUNT REPRESENTS LESS THAN .01%.



SEE NOTES TO FINANCIAL STATEMENTS.


NOTES TO FINANCIAL STATEMENTS

NOTE 1--Significant Accounting Policies:

Dreyfus Institutional Preferred Plus Money Market Fund (the "fund") is a separate diversified series of Dreyfus Institutional Preferred Money Market Funds (the "Company"), which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The fund serves as an investment vehicle for certain other Dreyfus funds as well as for other institutional investors. At March 31, 2003, 100% of the fund's outstanding shares were held by other Dreyfus funds. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation. Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold to the public without a sales charge

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the fund's Board of Trustees to represent the fair value of the fund's investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and is recognized on the accrual basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the fund received net earnings credits of $6 during the period ended March 31, 2003 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that a net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

At March 31, 2003, the components of accumulated earnings on a tax basis was substantially the same as for financial reporting purposes.

The accumulated capital loss carryover of $3,783 is available to be applied against future net securities profits, if any, realized subsequent to March 31, 2003. If not applied the carryover expires in fiscal 2011.


The tax character of distributions paid to shareholders during the fiscal periods ended March 31, 2003 and March 31, 2002, respectively, were all ordinary income.

At March 31, 2003, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2--Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10 of 1% of the value of the fund's average daily net assets and is payable monthly. The Manager has agreed to pay all of the fund' s expenses except the management fee, taxes, interest, brokerage fees and commissions and extraordinary expenses. The Manager had undertaken from June 1, 2002 through March 31, 2003 to waive its management fee. The reduction in management fee, pursuant to the undertaking, amounted to $201,673 during the period ended March 31, 2003.

(b) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Through December 31, 2002, each Board member who was not an "affiliated person" as defined in the Act received an annual fee of $25,000 and an attendance fee of $4,000 for each in person meeting and $500 for telephone meetings. Effective January 1, 2003, the number of funds in the Fund Group comprising the fund increased and the annual fee was increased to $60,000 while the attendance fee was increased to $7,500 for each in person meeting. These fees are allocated among the funds in that Fund Group. The Chairman of the Board receives an additional 25% of such compensation. Subject to the Company's Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.

                                                             The Fund

REPORT OF INDEPENDENT AUDITORS

Shareholders and Board of Trustees
Dreyfus Institutional Preferred Plus Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Institutional Preferred Plus Money Market Fund (one of the funds comprising Dreyfus Institutional Preferred Money Market Funds) as of March 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund' s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Institutional Preferred Plus Money Market Fund at March 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.


New York, New York

May 6, 2003



PROXY RESULTS (Unaudited)

The fund held a special meeting of shareholders on December 18, 2002. The proposal considered at the meeting, and the results, are as follows:

                                                           Shares
                                            ------------------------------------

                                                Voted For    Authority Withheld
                                            ------------------------------------

To elect additional Board members:

   David W. Burke                             313,530,356                     0

   Whitney I. Gerard                          313,530,356                     0

   Arthur A. Hartman                          313,530,356                     0

   George L. Perry                            313,530,356                     0

                                                                       The Fund

BOARD MEMBERS INFORMATION (Unaudited)

JOSEPH S. DIMARTINO (59)

CHAIRMAN OF THE BOARD (1997)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

*    Corporate Director and Trustee

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

*    The Muscular Dystrophy Association, Director

*    Levcor International, Inc., an apparel fabric processor, Director

* Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director

* The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 191

                              --------------

CLIFFORD L. ALEXANDER, JR. (69)

BOARD MEMBER (1997)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* President of Alexander & Associates, Inc., a management consulting firm (January 1981-present)

*    Chairman of the Board of Moody's Corporation (October 2000-present)

* Chairman of the Board and Chief Executive Officer of The Dun and Bradstreet Corporation (October 1999-September 2000)

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

* Wyeth (formerly, American Home Products Corporation), a global leader in pharmaceuticals, consumer healthcare products and animal health products, Director

*    Mutual of America Life Insurance Company, Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 70

                              --------------

LUCY WILSON BENSON (75)

BOARD MEMBER (1997)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* President of Benson and Associates, consultants to business and government (1980-present)

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

*    The International Executive Services Corps., Director

*    Citizens Network for Foreign Affairs, Vice Chairperson

*    Council on Foreign Relations, Member

*    Lafayette College Board of Trustees, Vice Chairperson Emeritus

*    Atlantic Council of the U.S., Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 44


BOARD MEMBERS INFORMATION (Unaudited) (CONTINUED)

DAVID W. BURKE (67)

BOARD MEMBER (2003)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

*    Corporate Director and Trustee

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

*    John F. Kennedy Library Foundation, Director

*    U.S.S. Constitution Museum, Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 87

                              --------------

WHITNEY I. GERARD (68)

BOARD MEMBER (2003)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

*    Partner of Chadbourne & Parke LLP

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 42

                              --------------

ARTHUR A. HARTMAN (77)

BOARD MEMBER (2003)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

*    Chairman of First NIS Regional Fund (ING/Barings Management) and New Russia
     Fund

*    Advisory Council Member to Barings Vostok

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

*    APCO Associates, Inc., Senior Consultant

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 42

                              --------------

GEORGE L. PERRY (69)

BOARD MEMBER (2003)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

*    Economist and Senior Fellow at Brookings Institution

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

*    State Farm Mutual Automobile Association, Director

*    State Farm Life Insurance Company, Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 42

                              --------------

ONCE ELECTED ALL BOARD MEMBERS SERVE FOR AN INDEFINITE TERM. ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS, INCLUDING THEIR ADDRESS IS AVAILABLE IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION WHICH CAN BE OBTAINED FROM DREYFUS FREE OF CHARGE BY CALLING THIS TOLL FREE NUMBER: 1-800-554-4611.

                                                             The Fund

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, PRESIDENT SINCE MARCH 2000.

     Chairman of the Board, Chief Executive Officer and Chief Operating Officer of the Manager, and an officer of 94 investment companies (comprised of 188 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 57 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, EXECUTIVE VICE PRESIDENT SINCE NOVEMBER 2002.

     Chief Investment Officer, Vice Chairman and a Director of the Manager, and an officer of 94 investment companies (comprised of 188 portfolios) managed by the Manager. Mr. Byers also is an Officer, Director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 49 years old and has been an employee of the Manager since January 2000. Prior to joining the Manager, he served as an Executive Vice President-Capital Markets, Chief Financial Officer and Treasurer at Gruntal & Co., L.L.C.

J. CHARLES CARDONA, EXECUTIVE VICE PRESIDENT SINCE MARCH 2000.

     Vice Chairman and a Director of the Manager, Executive Vice President of the Distributor, President of Dreyfus Institutional Services Division, and an officer of 12 investment companies (comprised of 16 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since February 1981.

MARK N. JACOBS, VICE PRESIDENT SINCE MARCH 2000.

     Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 95 investment companies (comprised of 204 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since June 1977.

STEVEN F. NEWMAN, SECRETARY SINCE MARCH 2000.

     Associate General Counsel and Assistant Secretary of the Manager, and an officer of 95 investment companies (comprised of 204 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since July 1980.

ROBERT R. MULLERY, ASSISTANT SECRETARY SINCE JANUARY 2003.

     Associate General Counsel of the Manager, and an officer of 27 investment companies (comprised of 65 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, ASSISTANT SECRETARY SINCE MARCH 2000.

     Associate General Counsel of the Manager, and an officer of 23 investment companies (comprised of 82 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since October 1990.

MICHAEL A. ROSENBERG, ASSISTANT SECRETARY SINCE MARCH 2000.

     Associate General Counsel of the Manager, and an officer of 93 investment companies (comprised of 200 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since October 1991.


OFFICERS OF THE FUND (Unaudited) (CONTINUED)

JAMES WINDELS, TREASURER SINCE NOVEMBER 2001.

     Director - Mutual Fund Accounting of the Manager, and an officer of 95 investment companies (comprised of 204 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since April 1985.

MICHAEL CONDON, ASSISTANT TREASURER SINCE MARCH 2000.

     Senior Treasury Manager of the Manager, and an officer of 37 investment companies (comprised of 78 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since August 1984.

KENNETH J. SANDGREN, ASSISTANT TREASURER SINCE NOVEMBER 2001.

     Mutual Funds Tax Director of the Manager, and an officer of 95 investment companies (comprised of 204 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since June 1993.

WILLIAM GERMENIS, ANTI-MONEY LAUNDERING COMPLIANCE OFFICER SINCE  SEPTEMBER
2002.

     Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 90 investment companies (comprised of 199 portfolios) managed by the Manager. He is 32 years old and has been an employee of the Distributor since October 1998. Prior to joining the Distributor, he was a Vice President of Compliance Data Center, Inc

                                                             The Fund

NOTES

                  For More Information

                        Dreyfus Institutional Preferred
                        Plus Money Market Fund
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        The Bank of New York
                        100 Church Street
                        New York, NY 10286

                        Transfer Agent &
                        Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request
to info@dreyfus.com

ON THE INTERNET  Information
can be viewed online or
downloaded from:

http://www.dreyfus.com

(c) 2003 Dreyfus Service Corporation                                  286AR0303